Offerings - Offering: 1	Sep. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	10,000,000
Maximum Aggregate Offering Price	$ 600,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 900
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement also covers such additional shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”) of flyExclusive, Inc. (the “Registrant”) as may be issued to prevent dilution of the shares of Class A Common Stock covered hereby resulting from stock splits, stock dividends or similar transactions.

(2) Consists of 9,000,000 additional shares of Class A Common Stock issuable pursuant to the Registrant’s 2023 Equity Incentive Plan and 1,000,000 shares of Class A Common Stock issuable pursuant to the Registrant’s Employee Stock Purchase Plan.

(3) Calculated solely for the purpose of this offering pursuant to Rule 457(c) and 457(h)(1) on the basis of the average of the high and low prices of the Class A Common Stock as reported on the NYSE American LLC on September 19, 2025.